Operating Risk - Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit Concentration Risk
Operating Risk
Accounts receivable, net	$ 117,014	$ 112,387
Major customers other than Realforce | Signing of contract | Minimum
Operating Risk
Payment term (as a percent)	3.00%
Major customers other than Realforce | Signing of contract | Maximum
Operating Risk
Payment term (as a percent)	10.00%
Major customers other than Realforce | Connection to the grid and customer acceptance
Operating Risk
Period within which payment is to be maid	90 days
Major customers other than Realforce | Connection to the grid and customer acceptance | Minimum
Operating Risk
Payment term (as a percent)	80.00%
Major customers other than Realforce | Connection to the grid and customer acceptance | Maximum
Operating Risk
Payment term (as a percent)	90.00%
Major customers other than Realforce | Connection to the grid
Operating Risk
Period within which payment is to be maid	1 year
Major customers other than Realforce | Connection to the grid | Minimum
Operating Risk
Payment term (as a percent)	5.00%
Major customers other than Realforce | Connection to the grid | Maximum
Operating Risk
Payment term (as a percent)	10.00%
Zhongwei Hanky Wiye Solar Co Ltd | Credit Concentration Risk
Operating Risk
Accounts receivable, net	$ 34,049	37,050
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Credit Concentration Risk
Operating Risk
Accounts receivable, net	39,951	30,481
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Credit Concentration Risk
Operating Risk
Accounts receivable, net	$ 19,815	21,228
Xinyu Realforce Energy Co., Ltd. | Signing of contract
Operating Risk
Payment term (as a percent)	10.00%
Period within which payment is to be maid	7 days
Xinyu Realforce Energy Co., Ltd. | Connection to the grid and customer acceptance
Operating Risk
Payment term (as a percent)	20.00%
Period within which payment is to be maid	10 days
Xinyu Realforce Energy Co., Ltd. | Connection to the grid
Operating Risk
Payment term (as a percent)	10.00%
Xinyu Realforce Energy Co., Ltd. | Connection to the grid | Minimum
Operating Risk
Period within which payment is to be maid	1 year
Xinyu Realforce Energy Co., Ltd. | Equipment transport and quality inspection
Operating Risk
Payment term (as a percent)	30.00%
Period within which payment is to be maid	15 days
Xinyu Realforce Energy Co., Ltd. | Equipment installation
Operating Risk
Payment term (as a percent)	30.00%
Period within which payment is to be maid	15 days
Xinyu Realforce Energy Co., Ltd. | Credit Concentration Risk
Operating Risk
Accounts receivable, net	$ 23,199	$ 23,628
Realforce and Alxa | Finance lease receivables (Note 8)
Operating Risk
Accounts receivable, net	21,604
Accrued accounts receivable	$ 28,697
Accounts Receivable | Credit Concentration Risk
Operating Risk
Percent of Total	83.00%	58.00%
Accounts Receivable | Zhongwei Hanky Wiye Solar Co Ltd | Credit Concentration Risk
Operating Risk
Percent of Total	24.00%	19.00%
Accounts Receivable | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Credit Concentration Risk
Operating Risk
Percent of Total	28.00%	16.00%
Accounts Receivable | Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Credit Concentration Risk
Operating Risk
Percent of Total	14.00%	11.00%
Accounts Receivable | Xinyu Realforce Energy Co., Ltd. | Credit Concentration Risk
Operating Risk
Percent of Total	17.00%	12.00%